SCHEDULE OF CHANGES IN CONTRACT ASSETS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Schedule Of Changes In Contract Assets
Contract assets, beginning of the year	$ 113,059	$ 145,383	$ 76,157
Additions			145,383
Transferred to accounts receivable or collected	(113,059)	(145,383)	(76,157)
Contract assets, end of the year			$ 145,383